Receivables and Other Assets - Summary of Other Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Advance payments	₩ 7,973	₩ 9,297
Prepaid expenses	83,626	74,657
Value added tax refundable	148,351	259,808
Emission rights	1,978
Other current assets	241,928	343,762
Non-current assets
Long-term prepaid expenses	394,759	358,424
Long-term advanced payment		1,000
Other non-current assets	₩ 394,759	₩ 359,424